SCHEDULE OF LEASE RECEIVABLE ASSET (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Lease asset	$ 217,584	$ 217,584	$ 217,584	$ 217,584